UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          October 20, 2005

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:    $237,605


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Federal Natl Mtg Assn PFD 7% V PFD              313586794      219     4000 SH       SOLE                     4000
Abbott Labs                    COM              002824100     1748    41224 SH       SOLE                    41224
Admiral Bay Resources          COM              007131105      161   123500 SH       SOLE                   123500
Altria Group Inc.              COM              02209S103      310     4200 SH       SOLE                     4200
American Express               COM              025816109     2782    48426 SH       SOLE                    48426
American Int'l Group           COM              026874107    19632   316842 SH       SOLE                   316842
Amgen Inc.                     COM              031162100     1134    14228 SH       SOLE                    14228
Anadarko Petro Corp            COM              032511107     2376    24810 SH       SOLE                    24810
                                                                86      900 SH       OTHER                                       900
Annaly Mortgage Management Inc COM              035710409      151    11650 SH       SOLE                    11650
Applied Materials              COM              038222105      373    22000 SH       SOLE                    22000
Arlington Tankers Ltd          COM              G04899103      537    22900 SH       SOLE                    22900
Automatic Data Processing Inc. COM              053015103      555    12900 SH       SOLE                    12900
Axis Capital Holdings Ltd      COM              g0692u109      485    17000 SH       SOLE                    17000
BG Group                       COM              055434203     6276   131600 SH       SOLE                   131600
BP Plc Spons Adr               COM              055622104     3788    53462 SH       SOLE                    53462
Bank of America Corp.          COM              060505104      392     9300 SH       SOLE                     9300
                                                               118     2800 SH       OTHER                                      2800
Bankers Petroleum Ltd          COM              38142Q101      143    90000 SH       SOLE                    90000
Bombardier Inc. Cl B           COM              097751200       32    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     4460   153740 SH       SOLE                   153740
                                                                99     3400 SH       OTHER                                      3400
Canadian Nat Res Ltd           COM              136385101     6352   140565 SH       SOLE                   140565
Charles River Labs Int'l       COM              159864107     3340    76580 SH       SOLE                    76580
Chesapeake Energy Corp.        COM              165167107     1224    32000 SH       SOLE                    32000
Chevron Corp                   COM              166764100     1299    20074 SH       SOLE                    20074
                                                                65     1000 SH       OTHER                                      1000
Cisco Sys Inc                  COM              17275R102     7186   400988 SH       SOLE                   400988
                                                                97     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101      751    16500 SH       SOLE                    16500
                                                                82     1800 SH       OTHER                                      1800
Colgate Palmolive              COM              194162103      603    11425 SH       SOLE                    11425
Comcast Corp New Cl A          COM              20030N101      656    22325 SH       SOLE                    22325
Comcast Corp New Cl A Special  COM              20030N200     1592    55330 SH       SOLE                    55330
                                                                40     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1752    57100 SH       SOLE                    57100
ConocoPhillips                 COM              20825C104     5394    77158 SH       SOLE                    77158
Corning                        COM              219350105      660    34150 SH       SOLE                    34150
Danaher Corp                   COM              235851102      501     9315 SH       SOLE                     9315
Dell Inc.                      COM              24702R101      555    16225 SH       SOLE                    16225
Dominion Resources             COM              25746U109      233     2700 SH       SOLE                     2700
E M C Corp                     COM              268648102     3901   301430 SH       SOLE                   301430
E*Trade Financial Corp.        COM              269246104     7078   402145 SH       SOLE                   402145
                                                                88     5000 SH       OTHER                                      5000
Emerson Elec                   COM              291011104      302     4200 SH       SOLE                     4200
Exxon Mobil Corp.              COM              30231G102    12513   196928 SH       SOLE                   196928
                                                                67     1056 SH       OTHER                                      1056
F P L Group Inc.               COM              302571104      205     4300 SH       SOLE                     4300
Fortune Brands Inc.            COM              349631101      452     5555 SH       SOLE                     5555
Genentech Inc                  COM              368710406      523     6215 SH       SOLE                     6215
General Electric               COM              369604103    24429   725551 SH       SOLE                   725551
                                                                40     1200 SH       OTHER                                      1200
Gentry Resources Ltd.          COM              37246b101      544   116000 SH       SOLE                   116000
Goldman Sachs Group            COM              38141G104      599     4925 SH       SOLE                     4925
Google Inc.                    COM              38259P508     3453    10910 SH       SOLE                    10910
                                                               142      450 SH       OTHER                                       450
HSBC Hldgs PLC Spon ADR        COM              404280406      368     4532 SH       SOLE                     4532
                                                                66      812 SH       OTHER                                       812
Home Depot                     COM              437076102     1932    50650 SH       SOLE                    50650
                                                                59     1550 SH       OTHER                                      1550
Int'l Bus Machines             COM              459200101      473     5902 SH       SOLE                     5902
                                                               152     1900 SH       OTHER                                      1900
Intel Corp                     COM              458140100     1021    41400 SH       SOLE                    41400
                                                                79     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      589    17345 SH       SOLE                    17345
                                                                50     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     8840   139693 SH       SOLE                   139693
Lowes Companies                COM              548661107     6446   100100 SH       SOLE                   100100
McDonalds Corp                 COM              580135101      234     7000 SH       SOLE                     7000
Medtronic Inc.                 COM              585055106     1080    20134 SH       SOLE                    20134
                                                               139     2600 SH       OTHER                                      2600
Merck                          COM              589331107      290    10650 SH       SOLE                    10650
Microsoft Corp.                COM              594918104     1007    39125 SH       SOLE                    39125
                                                               108     4200 SH       OTHER                                      4200
Nike Inc.                      COM              654106103      350     4280 SH       SOLE                     4280
Nokia Corp. Adr                COM              654902204      340    20100 SH       SOLE                    20100
                                                                54     3200 SH       OTHER                                      3200
Pengrowth Energy Trust Unit A  COM              706902301      727    28600 SH       SOLE                    28600
Pepsico                        COM              713448108     4286    75572 SH       SOLE                    75572
Pfizer                         COM              717081103      593    23762 SH       SOLE                    23762
                                                                22      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      326     7800 SH       SOLE                     7800
Plains Expl & Prodtn           COM              726505100     4688   109490 SH       SOLE                   109490
Praxair Inc. Com               COM              74005p104     2952    61600 SH       SOLE                    61600
                                                                48     1000 SH       OTHER                                      1000
Procter & Gamble               COM              742718109     9085   152793 SH       SOLE                   152793
                                                                71     1200 SH       OTHER                                      1200
S P D R Tr. Unit Ser 1         COM              78462F103      349     2839 SH       SOLE                     2839
Sasol Ltd ADR                  COM              803866300     9110   235470 SH       SOLE                   235470
Schlumberger                   COM              806857108      669     7924 SH       SOLE                     7924
                                                                68      800 SH       OTHER                                       800
Staples Inc                    COM              855030102     6548   307107 SH       SOLE                   307107
Stratic Energy Corp            COM              862928108      593   690000 SH       SOLE                   690000
Symantec Corp                  COM              871503108      774    34170 SH       SOLE                    34170
Syntroleum Corp                COM              871630109     3295   226290 SH       SOLE                   226290
Target Corporation             COM              87612E106      566    10900 SH       SOLE                    10900
Teva Pharmaceutical Ind        COM              881624209     8069   241450 SH       SOLE                   241450
                                                                47     1400 SH       OTHER                                      1400
Texas Instruments              COM              882508104     7544   222550 SH       SOLE                   222550
                                                               142     4200 SH       OTHER                                      4200
Toreador Resources Corp        COM              891050106     3368    95150 SH       SOLE                    95150
Truestar Petroleum Corporation COM              897867107        7    20000 SH       SOLE                    20000
Tyner Resources Ltd            COM              902390103      145   120000 SH       SOLE                   120000
Unit Corp.                     COM              909218109     1631    29500 SH       SOLE                    29500
United Technologies Corp.      COM              913017109     1049    20227 SH       SOLE                    20227
Verizon Communications         COM              92343V104     1606    49122 SH       SOLE                    49122
Vodafone Group Plc New Spons A COM              92857W100      373    14350 SH       SOLE                    14350
Wachovia Corp New Com          COM              929903102      761    16000 SH       SOLE                    16000
Wal Mart Stores                COM              931142103      311     7089 SH       SOLE                     7089
Walgreen                       COM              931422109      243     5600 SH       SOLE                     5600
Wellpoint Inc.                 COM              94973v107     7484    98706 SH       SOLE                    98706
Wells Fargo & Co.              COM              949746101     1231    21020 SH       SOLE                    21020
Whole Foods Market Inc         COM              966837106      891     6625 SH       SOLE                     6625
Zimmer Holdings Inc            COM              98956P102      388     5625 SH       SOLE                     5625
eBay Inc.                      COM              278642103     1238    30050 SH       SOLE                    30050
                                                                54     1300 SH       OTHER                                      1300
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272